EARNINGS (LOSS) PER SHARE (Tables)	12 Months Ended
Feb. 02, 2018
Earnings Per Share [Abstract]
Computation of basic and diluted earnings (loss) per share and reconciliation to consolidated net income (loss)
The following table sets forth basic and diluted earnings (loss) per share for each of the periods presented:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - Class V Common Stock - basic	$1.63	$1.36
Continuing operations - DHI Group - basic	$(5.61)	$(7.19)
Discontinued operations - DHI Group - basic	$—	$4.08

Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - Class V Common Stock - diluted	$1.61	$1.35
Continuing operations - DHI Group - diluted	$(5.62)	$(7.19)
Discontinued operations - DHI Group - diluted	$—	$4.08

The following table sets forth the computation of basic and diluted earnings (loss) per share for each of the periods presented:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Numerator: Continuing operations - Class V Common Stock
Net income from continuing operations attributable to Class V Common Stock - basic	$331	$296
Incremental dilution from VMware, Inc. attributable to Class V Common Stock (a)	(5)	(3)
Net income from continuing operations attributable to Class V Common Stock - diluted	$326	$293

Numerator: Continuing operations - DHI Group
Net loss from continuing operations attributable to DHI Group - basic	$(3,180)	$(3,379)
Incremental dilution from VMware, Inc. attributable to DHI Group (a)	(4)	(2)
Net loss from continuing operations attributable to DHI Group - diluted	$(3,184)	$(3,381)

Numerator: Discontinued operations - DHI Group
Income from discontinued operations, net of income taxes - basic and diluted	$—	$1,916

Denominator: Class V Common Stock weighted-average shares outstanding
Weighted-average shares outstanding - basic	203	217
Dilutive effect of options, restricted stock units, restricted stock, and other (b)	—	—
Weighted-average shares outstanding - diluted	203	217
Weighted-average shares outstanding - antidilutive (b)	—	—

Denominator: DHI Group weighted-average shares outstanding
Weighted-average shares outstanding - basic	567	470
Dilutive effect of options, restricted stock units, restricted stock, and other	—	—
Weighted-average shares outstanding - diluted	567	470
Weighted-average shares outstanding - antidilutive (c)	35	31
____________________

(a)
The incremental dilution from VMware, Inc. represents the impact of VMware, Inc.'s dilutive securities on the diluted earnings (loss) per share of the DHI Group and the Class V Common Stock, respectively, and is calculated by multiplying the difference between VMware, Inc.'s basic and diluted earnings (loss) per share by the number of shares of VMware, Inc. common stock held by the Company.

(b)
The dilutive effect of Class V Common Stock-based incentive awards was not material to the calculation of the weighted-average Class V Common Stock shares outstanding. The antidilutive effect of these awards was also not material.

(c)
Stock-based incentive awards have been excluded from the calculation of the DHI Group's diluted earnings (loss) per share because their effect would have been antidilutive, as the Company had a net loss from continuing operations attributable to the DHI Group for the periods presented.

Reconciliation to the consolidated net income (loss)
The following table presents a reconciliation to the consolidated net income (loss) attributable to Dell Technologies Inc.:

	Fiscal Year Ended
	February 2, 2018	February 3, 2017

Net income from continuing operations attributable to Class V Common Stock	$331	$296
Net loss from continuing operations attributable to DHI Group	(3,180)	(3,379)
Net loss from continuing operations attributable to Dell Technologies Inc.	(2,849)	(3,083)
Income from discontinued operations, net of income taxes (Note 4)	—	1,916
Net loss attributable to Dell Technologies Inc.	$(2,849)	$(1,167)
The following table presents a reconciliation of (1) the equity in net loss of subsidiaries to the net loss attributable to Dell Technologies Inc. and (2) consolidated net loss to comprehensive net loss attributable to Dell Technologies Inc. for the fiscal years ended February 2, 2018 and February 3, 2017.

	Fiscal Year Ended
	February 2, 2018	February 3, 2017
	(in millions)
Equity in net loss from continuing operations of subsidiaries attributable to Dell Technologies Inc.	$(2,844)	$(3,076)
Equity in net income (loss) from discontinued operations of subsidiaries	—	1,916
Equity in net loss of subsidiaries attributable to Dell Technologies Inc.	(2,844)	(1,160)

Parent - Interest and other, net	(2)	(11)
Parent - Income tax expense (benefit)	3	(4)
Consolidated net loss attributable to Dell Technologies Inc.	(2,849)	(1,167)

Consolidated net loss attributable to Dell Technologies Inc.	(2,849)	(1,167)
Other comprehensive income (loss) of subsidiaries attributable to Dell Technologies Inc.	725	(271)
Comprehensive loss attributable to Dell Technologies Inc.	$(2,124)	$(1,438)